Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended					12 Months Ended							3 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Discovery Offshore	Dec. 31, 2011 Discovery Offshore	Dec. 31, 2012 Domestic Offshore	Dec. 31, 2010 Domestic Offshore Rig	Dec. 31, 2012 International Offshore	Dec. 31, 2010 International Offshore Rig	Dec. 31, 2010 Delta Towing	Dec. 31, 2012 Asset Impairment Hercules 185	Dec. 31, 2012 Asset Impairment Hercules 252	Dec. 31, 2012 Asset Impairment Hercules 258 International Offshore	Dec. 31, 2012 Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of warrants																$ 3,964,000
Asset impairment	60,693,000	47,500,000	108,216,000	0	122,717,000			25,500,000	84,700,000	82,700,000	38,000,000		42,916,000	25,500,000	35,200,000
Impairment charge, net of tax													27,900,000	16,600,000	35,200,000
Number of jackup rigs impaired									5		1
Asset impairment			108,216,000	0	125,136,000							2,400,000
Asset impairment, net of tax					81,300,000							1,500,000
Total equity method investments			38,191,000	34,735,000		38,191,000	34,735,000
Equity method investments, fair value						$ 49,100,000	$ 26,100,000